Assets and Liabilities - Financial Assets and Liabilities - Schedule Total Current Other Liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Current Liabilities [Abstract]
Remuneration to the Board of Directors	kr 293	kr 2,840
Payroll and employee-related costs	29,230	50,487
Total current other liabilities	kr 29,523	kr 53,327